Disposal of business and transfer of ownership of subsidiary	12 Months Ended
Dec. 31, 2018
Disposal of business and transfer of ownership of subsidiary
Disposal of business and transfer of ownership of subsidiary

2 Disposal of business and transfer of ownership of subsidiary

Following the court approval of the ring-fencing transfer scheme on 9 March 2018, the UK banking business largely comprising Personal Banking, Barclaycard Consumer UK and Business Banking customers, and related assets and liabilities was transferred to Barclays Bank UK PLC on 1 April 2018, to meet the regulatory ring-fencing requirement under the Financial Services (Banking Reform) Act 2013 and related legislation.

The net assets transferred to Barclays Bank UK PLC on 1 April 2018 amounted to £15.9bn of which £12.9bn was transferred in exchange for one ordinary share with the remaining net assets transferred for no consideration. Following the transfer of the UK banking business on 1 April 2018, Barclays Bank PLC transferred the equity ownership in Barclays Bank UK PLC to Barclays PLC through a dividend in specie on the same day. The equity ownership in Barclays Bank UK PLC comprised net assets of £16.2bn, of which £0.3bn was already held by Barclays Bank UK PLC prior to the transfer of the UK banking business. Accordingly, Barclays Bank UK PLC ceased to be a subsidiary of Barclays Bank PLC and became a direct subsidiary of the ultimate parent, Barclays PLC.

The consolidated financial statements of Barclays Bank Group as at 31 December 2018 include the results of Barclays Bank UK PLC and its subsidiaries for the three months ended 31 March 2018, the date prior to the transfer of ownership to Barclays PLC.

The transfer of the ownership of Barclays Bank UK PLC to Barclays PLC has resulted in a material change to the consolidated financial position and results of Barclays Bank Group in comparison to the prior period. The impact on the individual balance sheet line items as a result of the transfer of ownership is explained below:

The Group	At at 01.01.18[a]	Disposal of Barclays Bank UK PLC[b]	Disposal of [Rockford entities]	Movement for the period	As at 31.12.18
Assets	£m	£m	£m	£m	£m
Cash and balances at central banks	171,036	(37,331)
Cash collateral and settlement balances	74,769	(2,317)
Loans and advances at amortised cost	317,744	(184,655)
Reverse repurchase agreements and other similar secured lending	597	(415)
Trading portfolio assets	114,168
Financial assets at fair value through the income statement	140,211	(5,616)
Derivative financial instruments	237,987	(108)
Financial assets at fair value through other comprehensive income	53,288	(5,544)
Property, plant and equipment	1,519	(510)
Investment in associates and joint ventures	699
Goodwill and intangible assets	4,885	3,537
Current tax assets	376	-
Deferred tax assets	3,979	747
Retirement benefit assets	966	-
Other assets	4,119	(1,382)
Assets included in disposal groups held for sale	1,193
Total assets	1,127,536	(242,162)

Liabilities
Deposits at amortised cost	380,329	(190,472)
Cash collateral and settlement balances	65,925	-
Repurchase agreements and other similar secured borrowing	15,053	(11,567)
Debt securities in issue	69,386	(12,303)
Subordinated liabilities	24,193	(3,019)
Trading portfolio liabilities	37,352	(1,765)
Financial liabilities designated at fair value	220,083	-
Derivative financial instruments	238,345	(6)
Current tax liabilities	494	(677)
Retirement benefit liabilities	287	-
Other liabilities	8,862	(1,518)
Provisions	3,643	(2,289)
Liabilities included in disposal groups classified as held for sale	-	-
Total liabilities	1,063,952	(223,616)

Notes

  The movement in net assets relating to the disposal of Barclays Bank UK PLC of £16,857m is stated after the elimination of internal balances between Barclays Bank PLC and Barclays Bank UK PLC on 1 April 2018 of £615m.
  The movement relating to the disposal of BAGHL is presented in Other disposals. The movement is stated after the elimination of internal balances of £88m.